Note 9 - Operating Leases (Including Related Party) (Detail) (USD $)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Operating Leases, Rent Expense	$ 2,900,000	$ 3,500,000
Operating Lease Expense [Member]
Operating Leases, Rent Expense	$ 90,118	$ 84,427